Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jul. 01, 2014
DSS AmericaFirst Defensive Growth Fund Class A
Account Value [Line Items]
Account Value	$ 6,935	$ 6,721	$ 6,652	$ 6,995	$ 6,969	$ 7,346	$ 8,741	$ 8,313	$ 6,875	$ 8,236	$ 8,339	$ 7,397	$ 8,210	$ 8,818	$ 8,955		$ 8,425	$ 9,665	$ 9,819	$ 10,187	$ 9,753	$ 9,500
DSS AmericaFirst Defensive Growth Fund Class I
Account Value [Line Items]
Account Value	7,748	7,494	7,397	7,766	7,713	8,108	9,626	9,135	7,529	9,003	9,091	8,038	8,907	9,547	9,670		9,065	10,398	10,503	10,845	10,340	10,000
DSS AmericaFirst Defensive Growth Fund Class U
Account Value [Line Items]
Account Value	6,753	6,565	6,511	6,869	6,861	7,246	8,645	8,242	6,834	8,215	8,331	7,408	8,242	8,878	9,049		8,520	9,819	9,998	10,401	9,983	9,750
DSS AmericaFirst Income Fund Class A
Account Value [Line Items]
Account Value	10,058	9,523	9,150	9,013	9,123	9,907	10,022	8,495	7,573	9,129	8,862	8,432	9,453	9,667	9,405		8,882	7,997	8,482	9,068	9,122	9,600
DSS AmericaFirst Income Fund Class I
Account Value [Line Items]
Account Value	11,399	10,860	10,367	10,190	10,111	10,977	11,063	9,335	8,299	9,955	9,630	9,120	10,196	10,367	10,053		9,452	8,487	8,950	9,527	9,549	10,000
DSS AmericaFirst Income Fund Class U
Account Value [Line Items]
Account Value	9,660	9,256	8,898	8,796	8,930	9,726	9,863	8,389	7,498	9,065	8,824	8,404	9,453	9,689	9,459		8,953	8,092	8,593	9,211	9,289	9,800
DSS AmericaFirst Large Cap Share Buyback Fund Class A
Account Value [Line Items]
Account Value	17,508	15,478	14,581	13,619	12,458	15,572	14,056	12,002	10,642	12,334	11,569	10,099	10,943	10,666	9,747	$ 9,500
DSS AmericaFirst Large Cap Share Buyback Fund Class I
Account Value [Line Items]
Account Value	18,990	16,761	15,770	14,697	13,444	16,791	15,133	12,909	11,426	13,216	12,369	10,791	11,670	11,307	10,300	10,000
DSS AmericaFirst Large Cap Share Buyback Fund Class U
Account Value [Line Items]
Account Value	17,078	15,150	14,330	13,427	12,346	15,493	14,029	12,023	10,700	12,458	11,724	10,276	11,153	10,898	9,984	9,750
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Account Value [Line Items]
Account Value	11,003	10,710	9,793	9,445	9,176	10,813	10,963	10,054	9,682	10,781	10,323	9,421	10,679	10,157	9,745		9,642	9,389	9,002	9,263	9,634	9,500
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Account Value [Line Items]
Account Value	12,979	12,561	11,408	10,941	10,556	12,357	12,455	11,350	10,859	12,005	11,465	10,376	11,702	11,080	10,589		10,434	10,123	9,607	9,845	10,172	10,000
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Account Value [Line Items]
Account Value	10,779	10,522	9,641	9,326	9,077	10,721	10,904	10,014	9,673	10,794	10,362	9,452	10,743	10,247	9,858		9,775	9,535	9,171	9,460	9,858	9,750
S P Total Return [Member]
Account Value [Line Items]
Account Value	33,520	29,074	26,911	23,022	22,502	28,114	25,175	21,843	17,881	18,449	16,632	14,031	15,063	14,674	13,170		12,045	11,171	10,758	10,742	10,612	10,000
Lipper Alternative [Member]
Account Value [Line Items]
Account Value	14,977	13,981	13,351	12,693	12,446	13,490	13,026	11,631	10,608	11,416	11,025	10,367	10,876	10,927	10,380		10,092	9,716	9,712	9,979	9,992	10,000
B B G Aggregate [Member]
Account Value [Line Items]
Account Value	11,395	11,476	11,103	10,875	11,208	12,502	12,494	12,697	12,536	11,811	11,528	10,864	10,687	10,863	10,730		10,526	10,799	10,254	10,185	10,195	10,000
Lipper Flex [Member]
Account Value [Line Items]
Account Value	17,674	16,800	15,853	14,831	14,566	17,487	16,848	15,385	13,018	13,376	12,589	11,146	11,888	11,870	11,126		10,280	9,871	9,593	9,941	9,842	10,000
S P Total Return Income [Member]
Account Value [Line Items]
Account Value	33,520	29,074	26,911	23,022	22,502	28,114	25,175	21,843	17,881	18,449	16,632	14,031	15,063	14,674	13,170		12,045	11,171	10,758	10,742	10,612	10,000
Lipper Multicap Core [Member]
Account Value [Line Items]
Account Value	24,050	21,434	19,781	17,263	16,768	21,051	19,506	17,076	13,602	14,089	12,874	10,895	12,086	11,808	10,639	10,000
S P Total Return Large [Member]
Account Value [Line Items]
Account Value	27,310	23,688	21,926	18,757	18,334	22,906	20,511	17,797	14,568	15,031	13,551	11,432	12,273	11,956	10,730	$ 10,000
Lipper Absolute [Member]
Account Value [Line Items]
Account Value	12,635	11,905	11,434	10,996	10,906	11,743	11,514	10,967	10,340	10,831	10,601	10,132	10,465	10,502	10,151		9,903	9,692	9,633	9,862	9,891	10,000
S P Total Return Risk [Member]
Account Value [Line Items]
Account Value	$ 33,520	$ 29,074	$ 26,911	$ 23,022	$ 22,502	$ 28,114	$ 25,175	$ 21,843	$ 17,881	$ 18,449	$ 16,632	$ 14,031	$ 15,063	$ 14,674	$ 13,170		$ 12,045	$ 11,171	$ 10,758	$ 10,742	$ 10,612	$ 10,000